Subsequent Event	3 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

6.	Subsequent Event

On April 26, 2013, Pan Global, Corp. (formerly Savvy Business Support, Inc.) (“Pan Global”) acquired all of the issued and outstanding shares of with Pan Asia Infratech Corp. (“Pan Asia”) in consideration for 90,000,000 shares of Pan Global’s common stock.